Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	498,626,208	482,639,654	428,221,398
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares	4,823,404	313,108	289,245
Share based compensation for services rendered, shares | shares	600,000	1,209,187	540,051
Payment for contingent consideration, shares | shares			6,029,545
Entitlement offer to existing eligible shareholders, shares | shares			36,191,982
Issues of ordinary shares during the period, shares | shares	85,323,404	15,986,554	45,943,680
Unissued ordinary shares during the period, shares | shares			8,474,576
Total contributions of equity during the period, shares | shares	85,323,404	15,986,554	54,418,256
Ending balance, Shares | shares	583,949,612	498,626,208	482,639,654
Beginning balance	$ 481,052	$ 546,008	$ 516,766
Ending balance	$ 549,326	$ 481,052	546,008
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	498,626,208	482,639,654
Transactions with owners in their capacity as owners:
Share based compensation for services rendered	$ 864	$ 1,170	662
Payment for contingent consideration			10,000
Entitlement offer to existing eligible shareholders			40,449
Transaction costs arising on share issue	(6,871)	(817)	(2,869)
Issues of ordinary shares during the period	137,840	20,611	49,358
Issues of ordinary shares during the period			9,660
Total contributions of equity during the period	$ 137,840	$ 20,611	$ 59,018
Ending balance, Shares | shares	583,949,612	498,626,208	482,639,654
Beginning balance	$ 910,405	$ 889,481	$ 830,425
Share options reserve transferred to equity on exercise of options	3,205	313	38
Ending balance	$ 1,051,450	$ 910,405	$ 889,481
Employee Stock Options
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares	4,223,404	313,108	289,245
Employee Stock Options | Ordinary Shares
Transactions with owners in their capacity as owners:
Exercise of share options	$ 4,364	$ 258	$ 116
Unissued Ordinary Shares | Ordinary Shares
Transactions with owners in their capacity as owners:
Transaction costs arising on share issue			$ (340)
Equity Facility Agreement
Transactions with owners in their capacity as owners:
Placement of shares | shares			2,000,000
Placement Agreement
Transactions with owners in their capacity as owners:
Placement of shares | shares	80,500,000	14,464,259
Placement Agreement | Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares	$ 139,483	$ 20,000
Placement Agreement | Unissued Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares | shares			8,474,576
Placement Agreement | Unissued Ordinary Shares | Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares			$ 10,000
License Agreement
Transactions with owners in their capacity as owners:
Placement of shares | shares			892,857
License Agreement | Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares			$ 1,000